UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baker Investment Group, LLC
Address:  184 High Street
          Boston, MA  02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William S. Hawkes
Title: Chief Operating Officer
Phone: (617) 451-9000

Signature, Place and Date of Signing:

/s/  William S. Hawkes  Boston, MA  February 12, 2001
     -----------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:              0

Form 13F Information Table Entry Total:       124

Form 13F Information Table Value Total:   316,870


List of Other Included Managers:

No.		13F File Number		Name
n/a

                                                                  FORM 13F INFORMATION TABLE
                                                            VALUE  SHARES/   SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000) PRN AMT   PRN CALL DSCRETN MANAGERS SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- -------- -------- -------- ---------
A T & T Corp                   COM              001957109     1212     70000 SH       sole                                   70000
AES Corporation                COM              00130H105     1661     30000 SH       sole                                   30000
AMB Property Corp              COM              00163T109      387     15000 SH       sole                                   15000
AON Corp                       COM              037389103     1096     32000 SH       sole                                   32000
Abbott Laboratories            COM              002824100     6297    130000 SH       sole                                  130000
Adobe Systems Inc              COM              00724F101     1746     30000 SH       sole                                   30000
Aflac Inc                      COM              001055102     2166     30000 SH       sole                                   30000
Alcoa Inc                      COM              013817101     1005     30000 SH       sole                                   30000
Allstate Corp                  COM              020002101     4792    110000 SH       sole                                  110000
Alltel Corp                    COM              020039103      250      4000 SH       sole                                    4000
Altera Corporation             COM              021441100      895     34000 SH       sole                                   34000
Ambac Financial Group Inc      COM              023139108      437      7500 SH       sole                                    7500
Amerada Hess Corp              COM              023551104     1096     15000 SH       sole                                   15000
Ameren Corporation             COM              023608102      232      5000 SH       sole                                    5000
American Electric Power        COM              025537101     1162     25000 SH       sole                                   25000
American Express Company       COM              025816109     6043    110000 SH       sole                                  110000
American General Corp          COM              026351106     1630     20000 SH       sole                                   20000
American Home Products         COM              026609107     2542     40000 SH       sole                                   40000
American International Group   COM              026874107    10842    110000 SH       sole                                  110000
Amgen Inc                      COM              031162100     3836     60000 SH       sole                                   60000
Amsouth Bancorporation         COM              032165102      313     20500 SH       sole                                   20500
Analog Devices                 COM              032654105      768     15000 SH       sole                                   15000
Anheuser-Busch Cos Inc         COM              035229103      910     20000 SH       sole                                   20000
Apollo Group Inc CL A          COM              037604105      492     10000 SH       sole                                   10000
Applied Materials Inc          COM              038222105     1527     40000 SH       sole                                   40000
Automatic Data Processing      COM              053015103     5382     85000 SH       sole                                   85000
Axa Financial Inc              COM              002451102      335      6000 SH       sole                                    6000
Bank Of America Corp           COM              060505104      917     20000 SH       sole                                   20000
Bank Of New York Co Inc        COM              064057102     1932     35000 SH       sole                                   35000
Bellsouth Corp                 COM              079860102     4094    100000 SH       sole                                  100000
Biogen Inc                     COM              090597105      901     15000 SH       sole                                   15000
Bristol-Myers Squibb Co        COM              110122108     8872    120000 SH       sole                                  120000
Caterpillar Inc                COM              149123101     2366     50000 SH       sole                                   50000
Chevron Corp                   COM              166751107     6333     75000 SH       sole                                   75000
Chubb Corp                     COM              171232101     2050     23700 SH       sole                                   23700
Cigna Corp                     COM              125509109     2646     20000 SH       sole                                   20000
Cisco Systems Inc              COM              17275R102     4972    130000 SH       sole                                  130000
Citigroup Inc                  COM              172967101     5362    104999 SH       sole                                  104999
Clear Channel Communications   COM              184502102      484     10000 SH       sole                                   10000
Coca-Cola Company              COM              191216100     4875     80000 SH       sole                                   80000
Colgate-Palmolive Co           COM              194162103      645     10000 SH       sole                                   10000
Consolidated Edison Inc        COM              209115104      385     10000 SH       sole                                   10000
Corning Inc                    COM              219350105      792     15000 SH       sole                                   15000
Delta Air Lines Inc            COM              247361108      753     15000 SH       sole                                   15000
Dominion Resources Inc/Va      COM              25746U109     1005     15000 SH       sole                                   15000
Dover Corp                     COM              260003108      406     10000 SH       sole                                   10000
Dow Jones & Co Inc             COM              260561105      453      8000 SH       sole                                    8000
Dte Energy Company             COM              233331107      385      9900 SH       sole                                    9900
Du Pont (E.I.) De Nemours      COM              263534109     1932     40000 SH       sole                                   40000
Duke Energy Corp               COM              264399106     4262     50000 SH       sole                                   50000
EOG Recources Inc              COM              26875P101      273      5000 SH       sole                                    5000
Eaton Vance Corp               COM              278265103      322     10000 SH       sole                                   10000
Electronic Data Systems Corp   COM              285661104     2887     50000 SH       sole                                   50000
Emc Corp/Mass                  COM              268648102     6650    100000 SH       sole                                  100000
Emerson Electric Co            COM              291011104     4729     60000 SH       sole                                   60000
Entergy Corp                   COM              29364G103     1269     30000 SH       sole                                   30000
Equity Office Properties       COM              294741103      391     12000 SH       sole                                   12000
Exelon Corporation             COM              30161N101      922     13125 SH       sole                                   13125
Exodus Communications Inc      COM              302088109      300     15000 SH       sole                                   15000
Exxon Mobil Corporation        COM              30231G102    12606    145000 SH       sole                                  145000
Fannie Mae                     COM              313586109     1301     15000 SH       sole                                   15000
Forest Laboratories Inc        COM              345838106      266      2000 SH       sole                                    2000
Fpl Group Inc                  COM              302571104     1822     25400 SH       sole                                   25400
Franklin Resources Inc         COM              354613101      762     20000 SH       sole                                   20000
General Dynamics Corp          COM              369550108     2215     28400 SH       sole                                   28400
General Electric Co.           COM              369604103    14381    300000 SH       sole                                  300000
General Motors Corp            COM              370442105     1528     30000 SH       sole                                   30000
Genuine Parts Co               COM              372460105      786     30000 SH       sole                                   30000
Golden West Financial Corp     COM              381317106      675     10000 SH       sole                                   10000
Harley-Davidson Inc            COM              412822108     1669     42000 SH       sole                                   42000
Hartford Financial Svcs Grp    COM              416515104     2119     30000 SH       sole                                   30000
Home Depot Inc                 COM              437076102     6396    140000 SH       sole                                  140000
Intel Corp                     COM              458140100     9529    315000 SH       sole                                  315000
Intl Business Machines Corp    COM              459200101     6375     75000 SH       sole                                   75000
Jefferson-Pilot Corp           COM              475070108      747     10000 SH       sole                                   10000
Lilly (Eli) & Co               COM              532457108     7445     80000 SH       sole                                   80000
Lincoln National Corp          COM              534187109      710     15000 SH       sole                                   15000
Loews Corp                     COM              540424108     1553     15000 SH       sole                                   15000
May Department Stores Co       COM              577778103      655     20000 SH       sole                                   20000
Mbia Inc                       COM              55262C100      741     10000 SH       sole                                   10000
Mcdonald's Corporation         COM              580135101     2040     60000 SH       sole                                   60000
Medtronic Inc                  COM              585055106     3622     60000 SH       sole                                   60000
Merck & Co., Inc.              COM              589331107    10299    110000 SH       sole                                  110000
Mgic Investment Corp           COM              552848103      998     14800 SH       sole                                   14800
Microsoft Corp                 COM              594918104     7591    175000 SH       sole                                  175000
Minnesota Mining & Mfg Co      COM              604059105     5422     45000 SH       sole                                   45000
Molex Inc                      COM              608554101      497     14000 SH       sole                                   14000
National Semiconductor Corp    COM              637640103      402     20000 SH       sole                                   20000
Nextel Communications Inc-A    COM              65332V103      247     10000 SH       sole                                   10000
Nike Inc -Cl B                 COM              654106103     1116     20000 SH       sole                                   20000
Northrop Grumman Corp          COM              666807102      581      7000 SH       sole                                    7000
Nucor Corp                     COM              670346105      476     12000 SH       sole                                   12000
Oracle Corporation             COM              68389X105     6394    220000 SH       sole                                  220000
PNC Financial Services Group   COM              693475105     2630     36000 SH       sole                                   36000
Parker Hannifin Corp           COM              701094104      741     16800 SH       sole                                   16800
Pe Corp-Celera Genomics Grp    COM              038020202      424     11800 SH       sole                                   11800
Pepsico Corp                   COM              713448108     5452    110000 SH       sole                                  110000
Pfizer Inc                     COM              717081103    11040    240000 SH       sole                                  240000
Philip Morris Companies Inc    COM              718154107     7260    165000 SH       sole                                  165000
Pinnacle West Capital          COM              723484101      405      8500 SH       sole                                    8500
Pitney Bowes Inc               COM              724479100      331     10000 SH       sole                                   10000
Procter & Gamble Co            COM              742718109     2353     30000 SH       sole                                   30000
Quaker Oats                    COM              747402105      779      8000 SH       sole                                    8000
Qualcomm Inc                   COM              747525103     3123     38000 SH       sole                                   38000
Rational Software Corp         COM              75409P202      273      7000 SH       sole                                    7000
Reliant Energy                 COM              75952J108     1516     35000 SH       sole                                   35000
Royal Dutch Petro-Ny Shares    COM              780257804     1647     27200 SH       sole                                   27200
Sbc Communications Inc         COM              78387G103     5252    110000 SH       sole                                  110000
Schering-Plough Corp           COM              806605101     3972     70000 SH       sole                                   70000
Sprint Corp (Fon Group)        COM              852061100     1625     80000 SH       sole                                   80000
St. Paul Companies             COM              792860108      272      5000 SH       sole                                    5000
State Street Corp              COM              857477103      373      3000 SH       sole                                    3000
Sun Microsystems Inc           COM              866810104     2230     80000 SH       sole                                   80000
Tenet Healthcare Corporation   COM              88033G100      222      5000 SH       sole                                    5000
Texaco                         COM              881694103      621     10000 SH       sole                                   10000
Texas Instruments Inc          COM              882508104     2369     50000 SH       sole                                   50000
The Walt Disney Co.            COM              254687106     5064    175000 SH       sole                                  175000
Txu Corporation                COM              873168108     1108     25000 SH       sole                                   25000
Us Cellular Corp               COM              911684108      277      4600 SH       sole                                    4600
Ust Inc                        COM              902911106      561     20000 SH       sole                                   20000
Verizon Communications         COM              92343V104     2005     40000 SH       sole                                   40000
Vf Corp                        COM              918204108      362     10000 SH       sole                                   10000
Wal-Mart Stores Inc            COM              931142103     2922     55000 SH       sole                                   55000
Xilinx Inc                     COM              983919101     2076     45000 SH       sole                                   45000
